Subsequent Event	6 Months Ended
Dec. 31, 2021
Disclosure of Subsequent Event [Abstract]
SUBSEQUENT EVENT

NOTE 15 – SUBSEQUENT EVENT

In January 2022, as part of the CEO’s compensation package, the company issued the following RSU to its CEO:

●	70,000 Restricted Share Units awarded for increasing the Thompson Brothers Lithium resource to above 12Mt lithium at or above 1% Li20 and at or above a cutoff grade of 0.43% Li20;

●	120,000 Restricted Share Units awarded for successful completion of IPO; and

●	50,000 RSU units related to the completion of a preliminary economic assessment of Thompson Brothers Lithium property.